Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — 112.1%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.859%	9/25/35	$72,137	$62,390 (b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.861%	10/25/35	109,352	95,489 (b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	5.469%	3/25/36	184,119	52,562 (b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	5.704%	8/25/35	3,460,000	2,893,835 (b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%, 0.000% floor)	0.031%	6/25/35	837,975	52,872 (b)
Alternative Loan Trust, 2005-14 3A1	3.605%	5/25/35	90,899	70,733 (b)
Alternative Loan Trust, 2005-36 4A1	4.458%	8/25/35	110,799	99,803 (b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%, 5.469% cap)	5.469%	10/25/35	395,597	234,565 (b)
Alternative Loan Trust, 2006-HY10 1A1	3.923%	5/25/36	110,243	93,098 (b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	71,694	30,896
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	16,555	16,459
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	8.523%	9/25/37	369,410	348,645 (b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.329%	6/25/47	613,524	521,235 (b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.507%	1/25/36	543,600	355,077 (b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	5.769%	3/25/47	12,735,445	87,738 (b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.869%	7/25/46	1,733,247	405,046 (b)(c)(d)
Banc of America Funding Corp., 2015-R3 2A2	3.571%	2/27/37	2,400,893	2,175,036 (b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	4.742%	12/20/34	128,780	116,951 (b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	28,109	25,395 (b)
Banc of America Funding Trust, 2006-F 1A1	6.509%	7/20/36	42,335	42,812 (b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	4.298%	9/26/45	3,107,789	2,256,243 (b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	4.205%	3/27/36	2,762,690	2,305,236 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	5.869%	3/25/37	1,466,627	1,458,738 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	6.119%	3/25/37	664,476	666,538 (b)(d)
Bayview Financing INV Trust, 2021-6F A1	2.750%	12/30/27	1,495,475	1,423,892 (d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.740%	11/25/35	129,781	87,134 (b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.465%	9/25/34	15,005	14,755 (b)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,770,000	1,814,821 (c)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	—	11/25/21	122,368	43,069 *(e)
Chase Mortgage Finance Trust, 2007-A1 11M1	4.684%	3/25/37	589,868	564,936 (b)
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.531%	6/25/35	5,513,995	674,862 (b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	5.099%	4/25/47	44,889	41,690 (b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. Term SOFR + 0.754%)	5.609%	3/25/35	36,426	34,865 (b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR + 19.210%)	5.860%	10/25/35	8,755	6,382 (b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	5.456%	2/20/36	12,544	10,625 (b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. Term SOFR + 2.465%)	7.210%	2/20/36	68,114	59,082 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	46,444,320	463,663 (b)(d)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.983%	9/25/37	2,511,680	1,727,384 (b)(c)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.920%	7/25/36	164,895	94,416 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	$5,347,330	$2,553,255 (c)(d)
Citigroup Mortgage Loan Trust, 2021-J2 A4I2, IO	0.180%	7/25/51	33,563,548	337,314 (b)(d)
Citigroup Mortgage Loan Trust, 2021-J2 AIOS, IO	0.080%	7/25/51	68,621,117	323,205 (b)(d)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	6.733%	8/25/34	5,380	5,063 (b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.165%	8/25/35	69,379	55,592 (b)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	6.069%	5/25/47	235,692	190,350 (b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	5.409%	9/25/36	3,406,065	133,030 (b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	184,184	104,237
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	5.858%	7/27/36	155,917	154,392 (b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	5.672%	10/27/36	2,675,203	2,077,311 (b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.701%	8/27/36	3,060,594	2,583,193 (b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.976%	7/25/57	3,052,442	2,185,702 (b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.976%	7/25/57	3,501,991	2,204,585 (b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.976%	7/25/57	2,977,486	1,388,380 (b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.976%	7/25/57	2,916,255	633,201 (b)(c)(d)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	27,900,921	796,608 (b)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	1,051,051 (b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	5.491%	2/15/34	12,770	12,317 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	10,558	4,937 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	3.365%	4/15/36	48,498	4,291 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	4.547%	4/15/36	46,337	6,483 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	1.688%	4/15/36	41,140	6,422 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	2.655%	4/15/36	146,896	19,992 (b)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	863,533	921,980 (c)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	10.480%	9/26/33	1,290,000	1,363,904 (b)(c)(d)
FARM Mortgage Trust, 2021-1 B	3.244%	7/25/51	1,575,568	1,211,228 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.995%	11/25/49	1,420,000	1,566,879 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	10.780%	1/25/34	1,200,000	1,352,662 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	12.780%	10/25/41	1,640,000	1,768,723 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	12.280%	12/25/41	1,650,000	1,772,366 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,008,001	1,676,401 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.395%	9/25/55	20,301,340	2,412,467 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	129,533,986	515,934 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	4.155%	11/25/57	3,400,993	1,319,637 (b)(c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.816%	8/25/57	$3,299,060	$1,203,207 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	659,149 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	5.409%	8/25/59	4,008,775	1,843,327 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	1,500,000	1,445,574 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	11.323%	3/25/61	1,666,100	982,799 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,187,927 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	1,540,000	1,337,367 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (30 Day Average SOFR + 10.614%)	15.895%	10/25/28	490,808	545,493 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (30 Day Average SOFR + 11.364%)	16.645%	12/25/28	1,018,613	1,149,557 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (30 Day Average SOFR + 8.714%)	13.995%	3/25/29	1,558,783	1,736,417 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (30 Day Average SOFR + 11.364%)	16.645%	10/25/29	1,751,326	2,047,441 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (30 Day Average SOFR + 7.864%)	13.145%	9/25/48	2,000,000	2,336,628 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.145%	5/25/43	5,387,617	6,570,195 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (30 Day Average SOFR + 10.614%)	15.895%	2/25/47	3,530,000	4,303,131 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	13.745%	1/25/48	715,000	852,560 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR2 B2 (30 Day Average SOFR + 7.514%)	12.795%	11/25/48	1,270,000	1,460,097 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.110%	9/25/47	745,445	569,455 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI2 B	3.847%	5/25/48	1,791,814	1,282,650 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI4 B	4.512%	11/25/48	3,694,270	2,648,623 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 B2 (30 Day Average SOFR + 11.114%)	16.395%	10/25/48	1,870,000	2,386,230 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	10.263%	9/25/47	1,200,000	1,273,140 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	10.395%	11/25/47	1,250,000	1,333,930 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	12.895%	9/25/49	700,000	791,719 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Whole Loan Securities Trust, 2015-SC01 B	3.855%	5/25/45	2,608,656	1,878,752 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.755%	12/25/42	$987,497	$127,148 (b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	17.145%	8/25/28	1,853,624	2,087,472 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	17.145%	10/25/28	1,925,047	2,215,791 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.645%	1/25/29	2,602,031	2,968,789 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	14.645%	4/25/29	3,495,681	3,964,201 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.645%	1/25/40	1,500,000	1,557,959 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	11.280%	10/25/41	1,320,000	1,391,939 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	11.480%	11/25/41	1,500,000	1,580,466 (b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.910%	8/25/35	191,855	169,187 (b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	64,094	18,096
GCAT Trust, 2019-RPL1 B2	3.750%	10/25/68	2,008,000	1,659,078 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2021-GR2 AIOS, IO	0.190%	2/25/52	68,741,735	743,394 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2021-PJ2 AIOS, IO	0.220%	7/25/51	62,719,860	801,321 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.080%	5/25/62	1,553,015	1,297,128 (b)(c)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	31,402	32,280 (d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	220,195	195,978 (d)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,431,726	1,341,999 (c)(d)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	11.280%	10/25/33	1,000,000	1,081,777 (b)(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.118%	1/25/37	54,520	41,977 (b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	5.689%	10/25/34	48,142	46,756 (b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.690%	1/25/36	57,703	44,834 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.561%	1/25/35	21,448	20,000 (b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.285%	9/25/35	32,219	26,527 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.589%	10/25/36	1,525,145	632,042 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.906%	5/25/36	95,038	87,342 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.534%	6/25/36	203,333	177,295 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.551%	6/25/36	203,283	159,034 (b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	4.136%	3/25/37	170,831	136,931 (b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	22,732	22,295
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	6,220	6,210
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.339%	5/25/54	21,986,357	415,383 (b)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2	6.250%	7/25/61	1,673,567	1,648,885 (c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%, 0.000% floor)	0.431%	7/25/36	3,954,383	412,346 (b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	5.299%	6/25/37	2,575,854	424,060 (b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	5.309%	12/25/36	308,031	293,804 (b)(c)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	1,100,000	1,129,539 (c)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	6.826%	10/25/34	2,553	2,482 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.179%	4/25/46	$89,129	$79,056 (b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	39,307	29,698 (d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.243%	3/25/36	302,621	148,910 (b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	5.109%	6/25/36	188,616	37,529 (b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. Term SOFR + 0.574%)	5.429%	2/25/37	1,316,514	276,326 (b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.680%	11/25/37	233,331	198,798 (b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	4.405%	12/27/46	681,935	596,153 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-4A B6	4.566%	12/25/58	2,102,851	1,446,321 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	17,646,858	254,803 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	5.166%	9/25/59	1,608,000	1,413,261 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M1	9.285%	3/25/39	380,000	384,255 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M2	9.285%	3/25/39	870,000	867,856 (b)(c)(d)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	1,620,000	1,645,910 (c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. Term SOFR + 1.059%)	3.533%	11/25/35	1,794,413	1,616,205 (b)(c)
PRKCM Trust, 2023-AFC1 M1	7.520%	2/25/58	1,480,000	1,455,430 (b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.750%	9/25/58	1,220,000	1,236,513 (b)(c)(d)
PRKCM Trust, 2024-AFC1 B2	8.471%	3/25/59	1,450,000	1,456,397 (b)(c)(d)
Progress Residential, 2021-SFR4 F	3.407%	5/17/38	835,000	787,080 (c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	5.509%	8/25/31	470,273	441,738 (b)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	6.469%	3/25/37	1,426,481	1,185,771 (b)(c)
RALI Trust, 2005-QA3 CB4	3.836%	3/25/35	789,956	388,585 (b)
RALI Trust, 2006-QA1 A11	5.456%	1/25/36	229,694	175,130 (b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	5.329%	5/25/36	114,488	104,768 (b)(c)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	5.409%	2/25/46	165,246	29,689 (b)(c)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	5.055%	4/25/34	883,069	806,964 (b)(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,941	252,568 (c)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	111,898 (c)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,462,236	612,726 (c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	176,519	93,770 (c)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%, 0.000% floor)	0.431%	9/25/36	1,731,160	136,362 (b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,770,000	1,716,102 (c)(d)
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	1,490,000	1,227,180 (b)(c)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	2,700,000	1,648,285 (b)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	5.231%	12/25/34	124,328	110,093 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.663%	3/25/35	87,773	73,530 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.992%	4/25/35	32,036	29,369 (b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	8.719%	9/25/34	297,405	229,577 (b)(c)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.513%	2/25/39	800,000	793,105 (b)(c)(d)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.513%	2/25/39	640,000	644,895 (b)(c)(d)
UWM Mortgage Trust, 2021-1 AX4, IO	0.250%	6/25/51	23,292,176	308,267 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Verus Securitization Trust, 2022-INV2 M1	6.803%	10/25/67	$1,430,000	$1,440,883 (b)(c)(d)
Verus Securitization Trust, 2023-3 B1	7.856%	3/25/68	1,200,000	1,219,901 (b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.136%	5/25/68	1,170,000	1,186,558 (b)(c)(d)
Verus Securitization Trust, 2023-5 B1	8.099%	6/25/68	1,200,000	1,210,484 (b)(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	6.771%	10/20/35	4,898	4,806 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	5.063%	10/25/35	92,981	87,838 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%, 0.000% floor)	0.000%	11/25/35	36,663	34,417 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%, 5.750% cap)	5.750%	11/25/35	61,962	52,969 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	5.764%	1/25/45	1,266,261	1,113,786 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	5.949%	10/25/45	65,338	63,085 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	5.169%	12/25/36	230,951	113,243 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	4.316%	12/25/36	93,233	82,058 (b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.491%	3/25/37	977,865	78,084 (b)(c)

Total Residential Mortgage-Backed Securities (Cost — $148,714,500)				156,768,158
Commercial Mortgage-Backed Securities(a) — 47.4%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	7.537%	9/15/34	3,430,000	3,182,131 (b)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.245%	9/15/34	320,000	291,357 (b)(d)
BANK, 2021-BN35 H	1.766%	6/15/64	1,860,000	648,773 (b)(d)
BANK, 2021-BN35 K	1.766%	6/15/64	4,703,147	1,407,330 (b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	993,858 (d)
BANK, 2022-BNK44 D	4.000%	11/15/32	3,198,000	2,558,876 (b)(d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	1,300,000	1,176,516 (b)(d)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,100,000	949,377 (d)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	9.534%	8/15/41	1,130,000	1,132,396 (b)(d)
BPR Trust, 2021-TY F (1 mo. Term SOFR + 4.314%)	9.411%	9/15/38	1,000,000	985,325 (b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	10.711%	8/15/38	3,351,089	1,787,536 (b)(d)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	1,000,000	859,900 (b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.043%	4/15/34	2,000,000	1,937,787 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.101%	10/15/38	1,750,000	1,725,651 (b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.202%	2/15/39	873,121	868,588 (b)(d)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.784%	5/15/34	1,190,000	1,187,638 (b)(d)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.986%	7/15/29	2,000,000	2,000,816 (b)(d)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	800,000	615,512 (b)(d)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	9.794%	7/15/32	1,620,000	1,583,050 (b)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,509,000	1,372,576 (b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	11.461%	7/15/38	2,080,000	408,901 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	13.030%	1/25/51	950,000	1,023,270 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities(a) — continued
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	11.747%	7/25/31	$852,421	$848,906 (b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.767%	2/25/38	1,122,925	582,273 (b)(d)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.168%	4/16/62	5,883,186	472,419 (b)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.429%	3/15/41	610,000	610,029 (b)(d)
GS Mortgage Securities Corp., 2024-70P HRR	10.333%	3/10/41	4,420,000	4,523,545 (b)(d)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.425%	3/20/25	7,068	7,066 (b)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.844%	11/15/32	2,500,000	2,449,845 (b)(d)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	750,000	615,190
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	700,000	649,255
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.144%	5/15/38	2,221,000	2,202,580 (b)(d)
Hawaii Hotel Trust, 2019-MAUI G (1 mo. Term SOFR + 3.447%)	8.544%	5/15/38	1,697,000	1,664,707 (b)(d)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	10.387%	10/15/41	1,500,000	1,504,035 (b)(d)(f)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	12.324%	7/9/25	1,938,278	1,967,763 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	9.961%	12/15/36	988,000	4,941 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.461%	12/15/36	1,033,000	517 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. Term SOFR + 4.364%)	9.461%	1/16/37	120,216	109,852 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	12.711%	6/15/26	1,250,000	812,115 (b)(d)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	9.164%	8/15/38	1,299,330	1,246,382 (b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	14.145%	10/25/49	2,500,000	2,506,311 (b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.895%	3/25/50	1,500,000	1,541,341 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,900,000	1,244,500 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	422,750 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	12.554%	1/15/39	3,500,000	2,496,264 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	10.290%	3/15/35	1,272,750	1,272,272 (b)(d)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.225%	3/15/39	2,200,000	2,121,074 (b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	10.597%	1/19/37	1,500,000	1,402,061 (b)(d)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	12.597%	2/15/39	1,831,354	1,541,041 (b)(d)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	1,500,000	551,834 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	747,784 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	2,200,000	1,543,347 (b)(d)

Total Commercial Mortgage-Backed Securities (Cost — $75,262,470)				66,359,163
			Face Amount/ Units
Asset-Backed Securities — 15.2%
AMSR Trust, 2023-SFR2 E1	3.950%	6/17/40	1,690,000	1,588,278 (c)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	1,000,000	1,047,868 (d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	75,447
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	8.880%	12/26/31	$1,202,496	$1,202,616 (b)(d)
BCMSC Trust, 1998-B A	6.530%	10/15/28	79,226	78,873 (b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,105,078 (b)(c)(d)
Conseco Finance Corp., 1999-4 A8	7.700%	5/1/31	4,807,328	1,671,396 (b)
Conseco Finance Corp., 1999-4 A9	7.020%	5/1/31	10,686,754	3,451,173 (b)
Hertz Vehicle Financing LLC, 2023-2A D	9.400%	9/25/29	690,000	706,282 (d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	658,802	422,100 (d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	705,935	471,991 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,612,715	1,477,903 (d)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.819%	3/29/38	5,942,187	685,384 (b)(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	5.329%	1/26/32	1,710,000	1,454,805 (b)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	1,003,289 (d)
RBS Acceptance Inc., 1995-BA1 B2	—	8/10/20	2,191,561	22 *(e)
Renew, 2024-2A B	8.223%	11/20/60	1,000,000	1,002,300 (d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,020,000	1,053,426 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	589,180	603,604 (d)
SMB Private Education Loan Trust, 2014-A R	44.471%	9/15/45	6,875	407,494 (d)(g)
SoFi Professional Loan Program LLC, 2017-F R1	44.335%	1/25/41	34,000	270,181 (d)(g)
Stonepeak, 2021-1A B	3.821%	2/28/33	807,984	750,065 (d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	866,214	729,927 (d)

Total Asset-Backed Securities (Cost — $26,523,331)				21,259,502
			Shares
Preferred Stocks — 2.5%
Financials — 2.5%
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		45,661	1,119,608 (b)
Chimera Investment Corp., Non Voting Shares	8.000%		32,036	784,561
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		24,074	545,276 (b)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		42,047	996,514 (b)

Total Preferred Stocks (Cost — $3,285,623)				3,445,959
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 2.4%
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,050,000	$1,052,321 (d)

Financials — 1.1%
Banks — 0.6%
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	750,000	805,400 (b)(h)
Insurance — 0.5%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)	3.200%	10/30/27	800,000	687,058 (b)(d)(h)

Total Financials				1,492,458
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	150,000	163,902 (d)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/24 then 11.000%)	10.500%	1/15/28	600,000	614,424 (d)

Total Real Estate				778,326
Total Corporate Bonds & Notes (Cost — $3,018,868)				3,323,105
Convertible Bonds & Notes — 2.4%
Financials — 2.4%
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
PennyMac Corp., Senior Notes	5.500%	3/15/26	1,550,000	1,508,925
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	1,835,000	1,793,713

Total Convertible Bonds & Notes (Cost — $3,167,943)				3,302,638
Senior Loans — 1.4%
Financials — 1.0%
Financial Services — 0.7%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.541%	6/16/28	984,177	981,717 (b)(i)(j)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	7.710%	5/15/26	494,792	491,081 (b)(i)(j)(k)

Total Financials				1,472,798
Real Estate — 0.4%
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, 2024 Term Loan (1 mo. Term SOFR + 3.750%)	8.595%	1/31/30	498,750	499,685 (b)(i)(j)

Total Senior Loans (Cost — $1,952,416)				1,972,483
Total Investments before Short-Term Investments (Cost — $261,925,151)				256,431,008
			Shares
Short-Term Investments — 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,286,666)	4.886%		3,286,666	3,286,666 (l)(m)
Total Investments — 185.7% (Cost — $265,211,817)				259,717,674
Liabilities in Excess of Other Assets — (85.7)%				(119,884,236)
Total Net Assets — 100.0%				$139,833,438

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Opportunity Fund Inc.
*	Non-income producing security.
(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The maturity principal is currently in default as of September 30, 2024.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Rate shown is the current yield based on income received over the trailing twelve months.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $3,286,666 and the cost was $3,286,666 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CMT	—	Constant Maturity Treasury
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	7.294%	7/22/2024	2/20/2026	$3,691,000	Residential Mortgage-Backed Securities	$4,460,509
Nomura Securities Inc.	7.298%	7/16/2024	2/20/2026	111,417,000	Residential Mortgage-Backed Securities Asset-Backed Securities	132,417,834 2,704,655
Nomura Securities Inc.	7.298%	7/17/2024	2/20/2026	1,381,000	Residential Mortgage-Backed Securities	1,583,336
				$116,489,000		$141,166,334

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	44	12/24	$5,454,549	$5,464,250	$(9,701)
U.S. Treasury Ultra 10-Year Notes	79	12/24	9,340,758	9,345,453	(4,695)
U.S. Treasury Ultra Long-Term Bonds	20	12/24	2,674,844	2,661,875	12,969
Net unrealized depreciation on open futures contracts					$(1,427)
At September 30, 2024, the Fund had the following open forward foreign currency contract:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	98,113,000	USD	13,860,450	JPMorgan Chase & Co.	10/18/24	$163,409
USD	13,549,274	CNH	98,113,000	JPMorgan Chase & Co.	10/18/24	(474,586)
Net unrealized depreciation on open forward foreign currency contracts						$(311,177)

Abbreviation(s) used in this table:
CNH	—	Chinese Offshore Yuan
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$156,768,158	—	$156,768,158
Commercial Mortgage-Backed Securities	—	66,359,163	—	66,359,163
Asset-Backed Securities	—	21,259,502	—	21,259,502
Preferred Stocks	$3,445,959	—	—	3,445,959
Corporate Bonds & Notes	—	3,323,105	—	3,323,105
Convertible Bonds & Notes	—	3,302,638	—	3,302,638
Senior Loans:
Financials	—	981,717	$491,081	1,472,798
Real Estate	—	499,685	—	499,685
Total Long-Term Investments	3,445,959	252,493,968	491,081	256,431,008
Short-Term Investments†	3,286,666	—	—	3,286,666
Total Investments	$6,732,625	$252,493,968	$491,081	$259,717,674
Other Financial Instruments:
Futures Contracts††	$12,969	—	—	$12,969
Forward Foreign Currency Contracts††	—	$163,409	—	163,409
Total Other Financial Instruments	$12,969	$163,409	—	$176,378
Total	$6,745,594	$252,657,377	$491,081	$259,894,052
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$14,396	—	—	$14,396
Forward Foreign Currency Contracts††	—	$474,586	—	474,586
Total	$14,396	$474,586	—	$488,982

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$564,509	$59,665,809	59,665,809	$56,943,652	56,943,652

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$98,532	—	$3,286,666

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report